DERIVATIVE INSTRUMENTS (Schedule of Derivatives Not Designated as Hedging Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income on derivatives	$ (15)	$ 45	$ (3)
Foreign exchange contracts [Member] | Derivatives not designated as hedging instruments [Member] | Financial Income Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income on derivatives	$ (15)	$ 45	$ (3)